Long-Term Debt (Details) - Schedule of Company’s Equipment Financing Consisted only of the NYDIG Loan $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)
Schedule of Equipment Financing and Balance of the NYDIG Loan Balance and the Net Book Value (NBV) [Abstract]
Maturity date	2024-02
Stated rate	12.00%
Effective rate	14.40%	[1]
Monthly repayment	$ 2,043
Long-term debt balance	4,022
NBV of Collateral	21,840
Collateral	$ 10,395	[2]

[1]	Represents the implied interest rate after capitalizing financing and origination fees.
[2]	Represents the quantity of Whatsminers received in connection with the equipment financing and pledged as collateral for the related loan.